PROMISSORY NOTES (Detail) - Schedule of Payments To Repay Principal Balance - Promissory Notes [Member]	Oct. 31, 2015 USD ($)
2016
2017	$ 5,787,280
2018
2019
2020
Total	$ 5,787,280